Tax On Profit On Ordinary Activities - Narrative (Details)	12 Months Ended
	Jun. 30, 2025 GBP (£) territory	Jun. 30, 2024 GBP (£)		Jun. 30, 2023 GBP (£)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of territories that not meet UK Pilar II safe harbour or threshold | territory	6
Current tax expense (income), related to Pillar Two income taxes	£ 600,000
Tax incentives and non deductible items	(1,024,000)	£ (663,000)		£ (867,000)
Tax effect of tax losses	1,900,000	(2,100,000)
Adjustments related to prior periods	220,000	2,760,000		(354,000)
Aggregate amount of unremitted profits	141,000,000.0	341,000,000.0		158,000,000.0
Deferred tax liabilities	15,183,000	26,069,000	[1]
Deferred tax liabilities not provided for	0	8,200,000		10,100,000
Permanent difference for deferred tax	74,000,000
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	£ 6,100,000	£ 9,400,000		£ 4,000,000.0

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).